Note 12 - Related Party Transactions	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of related party [text block]

12.       Related Party Transactions

Key management personnel are persons responsible for planning, directing and controlling the activities of the entity, and include directors and officers of the Company.

Compensation to key management is comprised of the following:

	2021	2020
Management fees	$1,526,911	$925,125
Share-based payments	4,072,365	1,402,448
	$5,599,276	$2,327,573

As at June 30, 2021 there is $404,296 (2020: $200,809) in accounts payable and accrued liabilities owing to officers of the Company.

Amounts due to/from the related parties are non-interest bearing, unsecured and have no fixed terms of repayment.